Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	$ 1,368,259,000
Impairment loss	0	$ 0
Ending balance, Intangible assets other than goodwill	994,881,000	1,368,259,000
Additions to intangible assets	(209,101,000)	(435,584,000)	$ (674,275,000)
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	157,373,000	217,861,000
Additions to intangible assets	(209,101,000)
Investing Activities | Trade payables and trade payables - related parties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets	(51,728,000)
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	291,661,000
Ending balance, Intangible assets other than goodwill	122,541,000	291,661,000
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	9,832,000
Ending balance, Intangible assets other than goodwill	7,285,000	9,832,000
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,066,766,000
Ending balance, Intangible assets other than goodwill	865,055,000	1,066,766,000
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	2,158,317,000	1,778,018,000
Additions	297,380,000	346,433,000
Derecognition due to program changes	(984,000)	(8,341,000)
Divestments and disposals		(12,347,000)
Effect of foreign currency exchange rate differences	(176,899,000)	54,554,000
Ending balance, Intangible assets other than goodwill	2,277,814,000	2,158,317,000	1,778,018,000
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	310,450,000	208,966,000
Additions	178,487,000	97,720,000
Derecognition due to program changes	0	(8,341,000)
Divestments and disposals		0
Effect of foreign currency exchange rate differences	(33,908,000)	12,105,000
Ending balance, Intangible assets other than goodwill	455,029,000	310,450,000	208,966,000
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	11,380,000	3,203,000
Additions	2,592,000	7,665,000
Derecognition due to program changes	(984,000)	0
Divestments and disposals		0
Effect of foreign currency exchange rate differences	(1,323,000)	512,000
Ending balance, Intangible assets other than goodwill	11,665,000	11,380,000	3,203,000
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,836,487,000	1,565,849,000
Additions	116,301,000	241,048,000
Derecognition due to program changes	0	0
Divestments and disposals		(12,347,000)
Effect of foreign currency exchange rate differences	(141,668,000)	41,937,000
Ending balance, Intangible assets other than goodwill	1,811,120,000	1,836,487,000	1,565,849,000
Depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(790,058,000)	(433,246,000)
Divestments and disposals		12,297,000
Effect of foreign currency exchange rate differences	43,523,000	(12,711,000)
Impairment loss	(476,860,000)	(249,363,000)
Amortization expense	(8,365,000)	(79,455,000)
Amortization expense capitalized into inventory	(51,173,000)	(27,580,000)
Ending balance, Intangible assets other than goodwill	(1,282,933,000)	(790,058,000)	(433,246,000)
Depreciation and impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(18,789,000)	(14,856,000)
Divestments and disposals		0
Effect of foreign currency exchange rate differences	1,750,000	(597,000)
Impairment loss	(313,868,000)	(2,588,000)
Amortization expense	0	(748,000)
Amortization expense capitalized into inventory	(1,581,000)	0
Ending balance, Intangible assets other than goodwill	(332,488,000)	(18,789,000)	(14,856,000)
Depreciation and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(1,548,000)	(673,000)
Divestments and disposals		0
Effect of foreign currency exchange rate differences	252,000	(63,000)
Impairment loss	(1,029,000)	0
Amortization expense	(2,055,000)	(812,000)
Amortization expense capitalized into inventory	0	0
Ending balance, Intangible assets other than goodwill	(4,380,000)	(1,548,000)	(673,000)
Depreciation and impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(769,721,000)	(417,717,000)
Divestments and disposals		12,297,000
Effect of foreign currency exchange rate differences	41,521,000	(12,051,000)
Impairment loss	(161,963,000)	(246,775,000)
Amortization expense	(6,310,000)	(77,895,000)
Amortization expense capitalized into inventory	(49,592,000)	(27,580,000)
Ending balance, Intangible assets other than goodwill	$ (946,065,000)	$ (769,721,000)	$ (417,717,000)